Business combination (Tables)	12 Months Ended
Dec. 31, 2017
Business combination
Schedule of assets and liabilities recognized as a result of the acquisition

Fair value
USD’000
Property, plant and equipment	113,119
Intangible assets	8,088
Restrict cash	26,042
Other assets	5,590
Total non-current assets	152,839
Inventories	29,252
Prepayment and prepaid operating expenses	2,864
Trade and other receivables	34,186
Other financial assets	111
Cash and cash equivalent	18,987
Total current assets	85,400
Total Assets	238,239
Borrowings	71,654
Deferred tax liability	15,639
Other long-term liabilities	35,354
Total non-current liabilities	122,647
Trade and other payables	37,005
Borrowings	4,904
Accrued liabilities	1,635
Total current liabilities	43,544
Total Liabilities	166,191
Total identifiable net assets at fair value	72,048
Less: non-controlling interests	(21,615)
Goodwill on acquisition	3,933
Satisfied by cash	54,366

Schedule of analysis of the cash flows in respect of the acquisition of a subsidiary

USD’000
Cash paid for acquisition	(54,366)
Other cash consideration	(37,837)
Cash and cash equivalent acquired	18,987
Net cash outflow	(73,216)